Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital And Reserves
Schedule of Continuity of Warrants

Expiry date	Exercise price	December 31, 2020	Issued	Exercised	Expired	December 31, 2021
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	-	7,923,077	-	-	7,923,077
March 18, 2024	USD$0.80	-	435,769			435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		13,809,658	8,358,846	-	-	22,168,504
Weighted average exercise price		$0.92	$1.00	-	-	$0.95

The weighted average remaining life of warrants outstanding at December 31, 2021 was 1.51 years (2020 – 2.08 years).

Expiry date	Exercise price	December 31, 2019	Issued	Exercised	Expired	December 31, 2020
June 1, 2020	$2.45	4,928,900	-	-	(4,928,900)	-
June 7, 2020	$1.35	192,450	-	-	(192,450)	-
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	-	5,509,658	(20,000)	-	5,489,658
August 6, 2023	$0.90	-	3,100,000	-	-	3,100,000
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		10,341,350	8,609,658	(20,000)	(5,121,350)	13,809,658
Weighted average exercise price		$1.88	$0.64	$0.50	$2.41	$0.92

The weighted average remaining life of warrants outstanding at December 31, 2020 was 2.08 years (2019 – 1.53 years).

Expiry date	Exercise price	December 31, 2018	Issued	Exercised	Expired	December 31, 2019
June 1, 2019	$2.00	295,734	-	-	(295,734)	-
August 7, 2019	$2.00	1,259,704	-	-	(1,259,704)	-
August 7, 2019	$1.35	10,411	-	-	(10,411)	-
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	192,450	-	-	-	192,450
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
May 14, 2024	$1.50	-	500,000	-	-	500,000
Warrants outstanding and exercisable		11,407,199	500,000	-	(1,565,849)	10,341,350
Weighted average exercise price		$1.91	$1.50	-	$2.00	$1.88

Schedule of - Warrant Fair Value Assumptions

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
435,769	March 18, 2021	$0.30	0.53%	3	72.42%	$Nil
500,000	May 14, 2019	$0.10	1.54%	5	44.25%	$Nil

Schedule of Share options
Expiry date	Exercise price	December 31, 2020	Granted	Exercised	Expired	December 31, 2021
February 7, 2021	$1.11	300,000	-	-	(300,000)	-
February 7, 2021	$0.84	425,000	-	(375,000)	(50,000)	-
March 29, 2021	$1.08	400,000	-	-	(400,000)	-
March 29, 2021	$0.90	100,000	-	-	(100,000)	-
May 6, 2021	$0.69	557,000	-	(275,000)	(282,000)	-
July 7, 2021	$0.80	1,612,000	-	(75,000)	(1,537,000)	-
August 13, 2021	$1.01	150,000	-	-	(150,000)	-
September 16, 2021	$0.90	1,155,000	-	-	(1,155,000)	-
December 12, 2021	$1.00	200,000	-	-	(200,000)	-
March 4, 2022	$0.47	1,125,000	-	-	-	1,125,000
April 30, 2022	$0.41	100,000	-	-	-	100,000
April 30, 2022	$0.58	220,000	-	-	-	220,000
May 31, 2022	$0.62	700,000	-	-	(100,000)	600,000
June 9, 2022	$0.64	2,180,000	-	-	(200,000)	1,980,000
October 3, 2022	$1.13	1,346,000	-	-	(486,000)	860,000
December 15, 2022	$0.89	972,000	-	-	(72,000)	900,000
February 9, 2023	$0.97	-	450,000	-	(100,000)	350,000
March 3, 2023	$0.96	-	325,000	-	(75,000)	250,000
March 31, 2023	$0.68	-	1,975,000	-	-	1,975,000
May 8, 2023	$0.69	-	100,000	-	-	100,000
May 28, 2023	$0.65	-	100,000	-	-	100,000
July 8, 2023	$0.62	-	2,470,000	-	-	2,470,000
September 18, 2023	$0.51	-	960,000	-	-	960,000
Options outstanding and exercisable		11,542,000	6,380,000	(725,000)	(5,207,000)	11,990,000
Weighted average exercise price		$0.80	$0.67	$0.78	$0.90	$0.68

The weighted average remaining life of stock options outstanding at December 31, 2021 was 0.98 years (2020 – 1.08 years).

Expiry date	Exercise price	December 31, 2019	Granted	Exercised		Expired	December 31, 2020
April 10, 2020	$1.03	90,000	-	-		(90,000)	-
April 30, 2020	$1.53	500,000	-	-		(500,000)	-
April 30, 2020	$1.14	100,000	-	-		(100,000)	-
April 30, 2020	$1.04	100,000	-	-		(100,000)	-
June 8, 2020	$0.98	2,180,000	-	-		(2,180,000)	-
September 30, 2020	$1.25	1,095,000	-	(25,000)		(1,070,000)	-
September 30, 2020	$0.83	106,000	-	(106,000	)(i)	-	-
September 30, 2020	$0.79	170,000	-	(150,000	)(i)	(20,000)	-
December 13, 2020	$0.86	762,000	-	(635,000	)(i)	(127,000)	-
February 7, 2021	$1.11	300,000	-	-		-	300,000
February 7, 2021	$0.84	425,000	-	-		-	425,000
March 29, 2021	$1.08	400,000	-	-		-	400,000
March 29, 2021	$0.90	100,000	-	-		-	100,000
May 6, 2021	$0.69	557,000	-	-		-	557,000
July 7, 2021	$0.80	1,612,000	-	-		-	1,612,000
August 13, 2021	$1.01	150,000	-	-		-	150,000
September 16, 2021	$0.90	1,160,000	-	-		(5,000)	1,155,000
December 12, 2021	$1.00	200,000	-	-		-	200,000
March 4, 2022	$0.47	-	1,130,000	(5,000)		-	1,125,000
April 30, 2022	$0.41	-	115,000	(15,000)		-	100,000
April 30, 2022	$0.58	-	220,000	-		-	220,000
May 31, 2022	$0.62	-	700,000	-		-	700,000
June 9, 2022	$0.64	-	2,180,000	-		-	2,180,000
October 3, 2022	$1.13	-	1,346,000	-		-	1,346,000
December 15, 2022	$0.89	-	972,000	-		-	972,000
Options outstanding and exercisable		10,007,000	6,663,000	(936,000)		(4,192,000)	11,542,000
Weighted averageexercise price		$0.97	$0.74	$0.85		$1.12	$0.80

(i)	In accordance with the Company’s stock option plan, options holders exercised 100,000, 68,000 and 580,000 stock options on a cashless basis at an exercise price of $0.79, $0.83 and $0.86 respectively. The total number of shares issued in connection with the cashless exercise of options was 105,877.

The weighted average remaining life of stock options outstanding at December 31, 2020 was 1.08 years (2019 – 1.02 years).

Expiry date	Exercise price	December 31, 2018	Granted	Exercised	Expired	December 31, 2019
January 2, 2019	$1.04	375,000	-	-	(375,000)	-
March 17, 2019	$1.35	207,000	-	-	(207,000)	-
May 4, 2019	$1.99	175,000	-	-	(175,000)	-
May 19, 2019	$1.84	75,000	-	-	(75,000)	-
June 12, 2019	$1.89	75,000	-	-	(75,000)	-
July 2, 2019	$1.32	150,000	-	-	(150,000)	-
July 2, 2019	$1.19	60,000	-	-	(60,000)	-
July 2, 2019	$1.34	1,427,000	-	-	(1,427,000)	-
September 19, 2019	$1.40	1,160,000	-	-	(1,160,000)	-
April 10, 2020	$1.03	90,000	-	-	-	90,000
April 30, 2020	$1.53	500,000	-	-	-	500,000
April 30, 2020	$1.14	100,000	-	-	-	100,000
April 30, 2020	$1.04	100,000	-	-	-	100,000
June 8, 2020	$0.98	2,180,000	-	-	-	2,180,000
September 30, 2020	$1.25	1,095,000	-	-	-	1,095,000
September 30, 2020	$0.83	106,000	-	-	-	106,000
September 30, 2020	$0.79	170,000	-	-	-	170,000
December 13, 2020	$0.86	762,000	-	-	-	762,000
February 7, 2021	$1.11	300,000	-	-	-	300,000
February 7, 2021	$0.84	-	425,000	-	-	425,000
March 29, 2021	$1.08	400,000	-	-	-	400,000
March 29, 2021	$0.90	-	100,000	-	-	100,000
May 6, 2021	$0.69	-	557,000	-	-	557,000
July 7, 2021	$0.80	-	1,612,000	-	-	1,612,000
August 13, 2021	$1.01	-	150,000	-	-	150,000
September 16, 2021	$0.90	-	1,160,000	-	-	1,160,000
December 12, 2021	$1.00	200,000	-	-	-	200,000
Options outstanding and exercisable		9,707,000	4,004,000	-	(3,704,000)	10,007,000
Weighted average exercise price		$1.19	$0.83	-	$1.38	$0.97

Schedule of Share Option Fair Value Assumptions

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
960,000	September 17, 2021	$0.23	0.45%	2	82.96%	$Nil
2,470,000	July 8, 2021	$0.25	0.45%	2	84.98%	$Nil
100,000	May 28, 2021	$0.30	0.32%	2	86.03%	$Nil
100,000	May 7, 2021	$0.30	0.33%	2	86.33%	$Nil
1,975,000	March 31, 2021	$0.31	0.22%	2	85.85%	$Nil
325,000	March 2, 2021	$0.43	0.26%	2	85.48%	$Nil
450,000	February 9, 2021	$0.49	0.19%	2	84.04%	$Nil
972,000	December 15, 2020	$0.35	0.25%	2	76.39%	$Nil
1,346,000	October 1, 2020	$0.35	0.24%	2	65.81%	$Nil
2,180,000	June 9, 2020	$0.25	0.28%	2	62.07%	$Nil
700,000	May 1, 2020	$0.20	0.30%	2	61.30%	$Nil
220,000	April 29, 2020	$0.22	0.32%	2	61.31%	$Nil
115,000	April 13, 2020	$0.12	0.33%	2	60.60%	$Nil
1,130,000	March 4, 2020	$0.20	0.92%	2	55.66%	$Nil
1,160,000	September 16, 2019	$0.29	1.60%	2	50.73%	$Nil
150,000	August 13, 2019	$0.28	1.35%	2	50.20%	$Nil
1,612,000	July 4, 2019	$0.19	1.58%	2	45.82%	$Nil
557,000	May 6, 2019	$0.17	1.59%	2	45.42%	$Nil
100,000	March 1, 2019	$0.22	1.68%	2	50.79%	$Nil
425,000	January 3, 2019	$0.31	1.91%	2	50.28%	$Nil